LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
Schedule of long-term debt
The Company issued Long-Term Debt over the last three years ended December 31 as follows:

(millions of Canadian dollars, unless otherwise noted)
Company	Issue date	Type	Maturity date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	February 2014	Senior Unsecured Notes	March 2034	US 1,250	4.63%
	October 2013	Senior Unsecured Notes	October 2023	US 625	3.75%
	October 2013	Senior Unsecured Notes	October 2043	US 625	5.00%
	July 2013	Senior Unsecured Notes	June 2016	US 500	Floating
	July 2013	Medium-Term Notes	July 2023	450	3.69%
	July 2013	Medium-Term Notes	November 2041	300	4.55%
	January 2013	Senior Unsecured Notes	January 2016	US 750	0.75%
	August 2012	Senior Unsecured Notes	August 2022	US 1,000	2.50%
	March 2012	Senior Unsecured Notes	March 2015	US 500	0.88%
TC PIPELINES, LP
	July 2013	Unsecured Term Loan Facility	July 2018	US 500	Floating

		2014		2013
Outstanding loan amounts	Maturity Dates	Outstanding December 31	Interest Rate[1]	Outstanding December 31	Interest Rate[1]
(millions of Canadian dollars)

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian dollars	2015 to 2020	749	10.9%	874	10.9%
U.S. dollars (2014 and 2013 US$400)	2021	464	9.9%	425	9.9%
Medium-Term Notes
Canadian dollars	2016 to 2041	4,048	5.7%	4,799	5.7%
Senior Unsecured Notes
U.S. dollars (2014 – US$13,526; 2013 – US$12,276)	2015 to 2043	15,655	5.0%	13,027	5.0%
		20,916		19,125
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian dollars[2]	2016 to 2024	325	11.5%	378	11.5%
U.S. dollars (2014 and 2013 – US$200)	2023	232	7.9%	213	7.9%
Medium-Term Notes
Canadian dollars	2025 to 2030	504	7.4%	504	7.4%
U.S. dollars (2014 and 2013 – US$33)	2026	38	7.5%	34	7.5%
		1,099		1,129
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. dollars (2014 and 2013 – US$432)	2021 to 2025	502	8.9%	459	8.9%
GAS TRANSMISSION NORTHWEST CORPORATION
Senior Unsecured Notes
U.S. dollars (2014 and 2013 – US$325)	2015 to 2035	377	5.5%	346	5.5%
TC PIPELINES, LP
Unsecured Loan
U.S. dollars (2014 – US$330; 2013 – US$380)	2017	383	1.4%	404	1.4%
Unsecured Term Loan Facility
U.S. dollars (2014 – US$500; 2013 – US$500)	2015 to 2018	580	1.4%	532	1.4%
Senior Unsecured Notes
U.S. dollars (2014 and 2013 – US$350)	2021	405	4.7%	372	4.7%
		1,368		1,308
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. dollars (2014 – US$316; 2013 – US$335)	2018 to 2030	367	7.8%	356	7.8%
TUSCARORA GAS TRANSMISSION COMPANY
Senior Secured Notes
U.S. dollars (2014 – US$20; 2013 – US$24)	2017	23	4.0%	25	4.0%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Secured Notes[3]
U.S. dollars (2014 – US$90; 2013 – US$110)	2018	105	6.1%	117	6.1%
		24,757		22,865
Less: Current Portion of Long-Term Debt		1,797		973
		22,960		21,892

1
Interest rates are the effective interest rates except for those pertaining to Long-Term Debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.

2
Debentures issued by NGTL in the amount of $225 million have retraction provisions that entitle the holders to require redemption of up to eight per cent of the then outstanding principal plus accrued and unpaid interest on specified repayment dates. No redemptions were made in 2014 or 2013.

3	Secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.

Schedule of repayments of long-term debt
Principal repayments on the Long-Term Debt of the Company for the next five years are approximately as follows:

(millions of Canadian dollars)	2015	2016	2017	2018	2019

Principal repayments on Long-Term Debt	1,797	2,225	846	1,766	1,007

Schedule of long-term debt, retired
The Company retired Long-Term Debt over the last three years ended December 31 as follows:

(millions of Canadian dollars, unless otherwise noted)
Company	Retirement date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	June 2014	Debentures	125	11.10%
	February 2014	Medium-Term Notes	300	5.05%
	January 2014	Medium-Term Notes	450	5.65%
	August 2013	Senior Unsecured Notes	US 500	5.05%
	June 2013	Senior Unsecured Notes	US 350	4.00%
	May 2012	Senior Unsecured Notes	US 200	8.63%
NOVA GAS TRANSMISSION LTD.
	June 2014	Debentures	53	11.20%
	December 2012	Debentures	US 175	8.50%

Schedule of interest expense

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Interest on Long-Term Debt	1,317	1,216	1,190
Interest on Junior Subordinated Notes (Note 17)	70	65	63
Interest on short-term debt	15	12	16
Capitalized interest	(259)	(287)	(300)
Amortization and other financial charges[1]	55	(21)	7
	1,198	985	976

1
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to changes in interest rates.